SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
During the three months ended March 31, 2017, we realigned certain of our businesses among our reportable segments to correspond with internal management reporting changes and our previously announced planned exit from the Individual Commercial medical business on January 1, 2018. Additionally, we renamed our Group segment to the Group and Specialty segment, and began presenting the Individual Commercial business results as a separate segment rather than as part of the Retail segment. Specialty health insurance benefits, including dental, vision, other supplemental health, and financial protection products, marketed to individuals are now included in the Group and Specialty segment. Specialty health insurance benefits marketed to employer groups continue to be included in the Group and Specialty segment. As a result of this realignment, our reportable segments now include Retail, Group and Specialty, Healthcare Services, and Individual Commercial. Prior period segment financial information has been recast to conform to the 2017 presentation.

We manage our business with four reportable segments: Retail, Group and Specialty, Healthcare Services and Individual Commercial. In addition, the Other Businesses category includes businesses that are not individually reportable because they do not meet the quantitative thresholds required by generally accepted accounting principles. These segments are based on a combination of the type of health plan customer and adjacent businesses centered on well-being solutions for our health plans and other customers, as described below. These segment groupings are consistent with information used by our Chief Executive Officer to assess performance and allocate resources.
The Retail segment consists of Medicare benefits, marketed to individuals or directly via group accounts. In addition, the Retail segment also includes our contract with CMS to administer the LI-NET prescription drug plan program and contracts with various states to provide Medicaid, dual eligible, and Long-Term Support Services benefits, collectively our state-based contracts. The Group and Specialty segment consists of employer group commercial fully-insured medical and specialty health insurance benefits, including dental, vision, and other supplemental health, voluntary insurance benefits, and financial protection products, as well as administrative services only, or ASO products. In addition, our Group and Specialty segment includes our military services business, primarily our TRICARE South Region contract. The Healthcare Services segment includes services offered to our health plan members as well as to third parties, including pharmacy solutions, provider services, home based services, and clinical programs, as well as services and capabilities to advance population health. We will continue to report under the category of Other Businesses those businesses which do not align with the reportable segments described above, primarily our closed-block long-term care insurance policies.
Our Healthcare Services intersegment revenues primarily relate to managing prescription drug coverage for members of our other segments through Humana Pharmacy Solutions®, or HPS, and includes the operations of Humana Pharmacy, Inc., our mail order pharmacy business. These revenues consist of the prescription price (ingredient cost plus dispensing fee), including the portion to be settled with the member (co-share) or with the government (subsidies), plus any associated administrative fees. Services revenues related to the distribution of prescriptions by third party retail pharmacies in our networks are recognized when the claim is processed and product revenues from dispensing prescriptions from our mail order pharmacies are recorded when the prescription or product is shipped. Our pharmacy operations, which are responsible for designing pharmacy benefits, including defining member co-share responsibilities, determining formulary listings, contracting with retail pharmacies, confirming member eligibility, reviewing drug utilization, and processing claims, act as a principal in the arrangement on behalf of members in our other segments. As principal, our Healthcare Services segment reports revenues on a gross basis including co-share amounts from members collected by third party retail pharmacies at the point of service.
In addition, our Healthcare Services intersegment revenues include revenues earned by certain owned providers derived from risk-based and non risk-based managed care agreements with our health plans. Under risk based agreements, the provider receives a monthly capitated fee that varies depending on the demographics and health status of the member, for each member assigned to these owned providers by our health plans. The owned provider assumes the economic risk of funding the assigned members’ healthcare services. Under non risk-based agreements, our health plans retain the economic risk of funding the assigned members' healthcare services. Our Healthcare Services segment reports provider services revenues associated with risk-based agreements on a gross basis, whereby capitation fee revenue is recognized in the period in which the assigned members are entitled to receive healthcare services. Provider services revenues associated with non risk-based agreements are presented net of associated healthcare costs.
We present our consolidated results of operations from the perspective of the health plans. As a result, the cost of providing benefits to our members, whether provided via a third party provider or internally through a stand-alone subsidiary, is classified as benefits expense and excludes the portion of the cost for which the health plans do not bear responsibility, including member co-share amounts and government subsidies of $13.4 billion in 2016, $12.3 billion in 2015, and $9.7 billion in 2014. In addition, depreciation and amortization expense associated with certain businesses in our Healthcare Services segment delivering benefits to our members, primarily associated with our provider services and pharmacy operations, are included with benefits expense. The amount of this expense was $111 million in 2016, $92 million in 2015, and $116 million in 2014.
Other than those described previously, the accounting policies of each segment are the same and are described in Note 2. Transactions between reportable segments primarily consist of sales of services rendered by our Healthcare Services segment, primarily pharmacy, provider, and clinical care services to our Retail, Group and Specialty, and Individual Commercial segment customers. Intersegment sales and expenses are recorded at fair value and eliminated in consolidation. Members served by our segments often use the same provider networks, enabling us in some instances to obtain more favorable contract terms with providers. Our segments also share indirect costs and assets. As a result, the profitability of each segment is interdependent. We allocate most operating expenses to our segments. Assets and certain corporate income and expenses are not allocated to the segments, including the portion of investment income not supporting segment operations, interest expense on corporate debt, and certain other corporate expenses. These items are managed at a corporate level. These corporate amounts are reported separately from our reportable segments and are included with intersegment eliminations in the tables presenting segment results below.

Our segment results were as follows for the years ended December 31, 2016, 2015, and 2014:

	Retail	Group and Specialty	Healthcare Services	Individual Commercial	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2016
Revenues—external customers
Premiums:
Individual Medicare Advantage	$31,863	$—	$—	$—	$—	$—	$31,863
Group Medicare Advantage	4,283	—	—	—	—	—	4,283
Medicare stand-alone PDP	4,009	—	—	—	—	—	4,009
Total Medicare	40,155	—	—	—	—	—	40,155
Fully-insured	428	5,405	—	3,064	—	—	8,897
Specialty	—	1,279	—	—	—	—	1,279
Medicaid and other	2,640	12	—	—	38	—	2,690
Total premiums	43,223	6,696	—	3,064	38	—	53,021
Services revenue:
Provider	—	—	278	—	—	—	278
ASO and other	6	643	1	—	10	—	660
Pharmacy	—	—	31	—	—	—	31
Total services revenue	6	643	310	—	10	—	969
Total revenues—external customers	43,229	7,339	310	3,064	48	—	53,990
Intersegment revenues
Services	—	22	18,979	—	—	(19,001)	—
Products	—	—	5,993	—	—	(5,993)	—
Total intersegment revenues	—	22	24,972	—	—	(24,994)	—
Investment income	90	25	30	5	66	173	389
Total revenues	43,319	7,386	25,312	3,069	114	(24,821)	54,379
Operating expenses:
Benefits	36,783	5,233	—	3,301	617	(927)	45,007
Operating costs	4,650	1,727	24,073	601	16	(23,790)	7,277
Depreciation and amortization	196	82	143	36	1	(104)	354
Total operating expenses	41,629	7,042	24,216	3,938	634	(24,821)	52,638
Income (loss) from operations	1,690	344	1,096	(869)	(520)	—	1,741
Interest expense	—	—	—	—	—	189	189
Income (loss) before income taxes	$1,690	$344	$1,096	$(869)	$(520)	$(189)	$1,552

Premium and services revenues derived from our contracts with the federal government, as a percentage of our total premium and services revenues, was approximately 75% for 2016, compared to 73% for 2015, and 73% for 2014.
Premiums revenue for our Retail segment for 2016 includes a reduction of $583 million associated with the write-off of commercial risk corridor receivables as discussed more fully in Note 7.
Benefits expense for Other Businesses for 2016 includes $505 million for reserve strengthening associated with our closed block of long-term care insurance policies as discussed more fully in Note 18.

	Retail	Group and Specialty	Healthcare Services	Individual Commercial	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2015
Revenues—external customers
Premiums:
Individual Medicare Advantage	$29,526	$—	$—	$—	$—	$—	$29,526
Group Medicare Advantage	5,588	—	—	—	—	—	5,588
Medicare stand-alone PDP	3,846	—	—	—	—	—	3,846
Total Medicare	38,960	—	—	—	—	—	38,960
Fully-insured	304	5,493	—	3,939	—	—	9,736
Specialty	—	1,316	—	—	—	—	1,316
Medicaid and other	2,341	21	—	—	35	—	2,397
Total premiums	41,605	6,830	—	3,939	35	—	52,409
Services revenue:
Provider	—	—	695	—	—	—	695
ASO and other	8	658	1	—	14	—	681
Pharmacy	—	—	30	—	—	—	30
Total services revenue	8	658	726	—	14	—	1,406
Total revenues—external customers	41,613	7,488	726	3,939	49	—	53,815
Intersegment revenues
Services	—	20	18,127	—	—	(18,147)	—
Products	—	—	4,923	—	—	(4,923)	—
Total intersegment revenues	—	20	23,050	—	—	(23,070)	—
Investment income	122	34	—	4	76	238	474
Total revenues	41,735	7,542	23,776	3,943	125	(22,832)	54,289
Operating expenses:
Benefits	36,052	5,382	—	3,589	87	(841)	44,269
Operating costs	4,267	1,755	22,598	756	14	(22,072)	7,318
Depreciation and amortization	157	84	156	31	—	(73)	355
Total operating expenses	40,476	7,221	22,754	4,376	101	(22,986)	51,942
Income from operations	1,259	321	1,022	(433)	24	154	2,347
Gain on sale of business	—	—	—	—	—	270	270
Interest expense	—	—	—	—	—	186	186
Income before income taxes	$1,259	$321	$1,022	$(433)	$24	$238	$2,431
Benefits expense for the Individual Commercial segment for 2015 includes $176 million for a provision for probable future losses (premium deficiency) for individual commercial medical business compliant with the Health Care Reform Law for the 2016 coverage year as discussed more fully in Note 7.

	Retail	Group and Specialty	Healthcare Services	Individual Commercial	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2014
Revenues—external customers
Premiums:
Individual Medicare Advantage	$25,782	$—	$—	$—	$—	$—	$25,782
Group Medicare Advantage	5,490	—	—	—	—	—	5,490
Medicare stand-alone PDP	3,404	—	—	—	—	—	3,404
Total Medicare	34,676	—	—	—	—	—	34,676
Fully-insured	246	5,339	—	3,019	—	—	8,604
Specialty	—	1,354	—	—	—	—	1,354
Medicaid and other	1,255	19	—	—	51	—	1,325
Total premiums	36,177	6,712	—	3,019	51	—	45,959
Services revenue:
Provider	—	—	1,277	—	—	—	1,277
ASO and other	37	741	1	—	9	—	788
Pharmacy	—	—	99	—	—	—	99
Total services revenue	37	741	1,377	—	9	—	2,164
Total revenues—external customers	36,214	7,453	1,377	3,019	60	—	48,123
Intersegment revenues
Services	—	18	15,227	—	—	(15,245)	—
Products	—	—	3,749	—	—	(3,749)	—
Total intersegment revenues	—	18	18,976	—	—	(18,994)	—
Investment income	89	30	—	1	60	197	377
Total revenues	36,303	7,501	20,353	3,020	120	(18,797)	48,500
Operating expenses:
Benefits	31,025	5,269	—	2,398	102	(628)	38,166
Operating costs	3,843	1,930	19,414	647	17	(18,212)	7,639
Depreciation and amortization	138	94	168	23	—	(90)	333
Total operating expenses	35,006	7,293	19,582	3,068	119	(18,930)	46,138
Income from operations	1,297	208	771	(48)	1	133	2,362
Interest expense	—	—	—	—	—	192	192
Income (loss) before income taxes	$1,297	$208	$771	$(48)	$1	$(59)	$2,170